SCHEDULE OF SEGMENT REPORTING, INFORMATION ON REVENUES AND LONG-LIVED ASSETS (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019
Revenue from External Customer [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	$ 218,423	$ 161,606	$ 620,971	$ 473,209
Long-Lived Assets	458,505		458,505		$ 419,307
Operating Income (Loss)	18,987	19,762	55,360	61,865
Production Services [Member]
Revenue from External Customer [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	148,292	97,160	420,516	284,631
Long-Lived Assets	313,188		313,188		290,765
Operating Income (Loss)	21,425	20,447	62,970	64,961
Drilling and Evaluation Services [Member]
Revenue from External Customer [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	70,131	64,446	200,455	188,578
Long-Lived Assets	132,526		132,526		115,241
Operating Income (Loss)	7,377	9,183	23,579	24,075
Total Reportable Segments [Member]
Revenue from External Customer [Line Items]
Long-Lived Assets	445,714		445,714		406,006
Operating Income (Loss)	28,802	29,630	86,549	89,036
Unallocated Assets [Member]
Revenue from External Customer [Line Items]
Long-Lived Assets	12,791		12,791		$ 13,301
Unallocated Expenses [Member]
Revenue from External Customer [Line Items]
Operating Income (Loss)	$ (9,815)	$ (9,868)	$ (31,189)	$ (27,171)